Annual Fund Operating Expenses - Class P Shares - Goldman Sachs Growth Opportunities Fund - Class P Shares	Dec. 29, 2021
Operating Expenses:
Management Fees	0.92%
Other Expenses	0.07%	[1]
Total Annual Fund Operating Expenses	0.99%
Fee Waiver or Reimbursement	(0.10%)	[2]
Total Annual Fund Operating Expenses After Expense Limitation and Fee Waiver	0.89%

[1]	The “Other Expenses” for Class P Shares have been restated to reflect expenses expected to be incurred during the current fiscal year.
[2]	The Investment Adviser has agreed to (i) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.86% as an annual percentage rate for the Fund’s average daily net assets; (ii) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to the affiliated funds in which the Fund invests, except those management fees it earns from the Fund’s investments of cash collateral received in connection with securities lending transactions in affiliated funds; and (iii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service and shareholder administration fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.004% of the Fund’s average daily net assets. These arrangements will remain in effect through at least December 29, 2022, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.